Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net fees and commissions	£ 2,292	£ 2,120		£ 1,982
Trading income
Foreign exchange	305	364		569
Interest rate	752	(130)		541
Credit	17	83		3
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
-debt securities in issue	42	6		(24)
Equity, commodities and other	17			36
Trading income	1,133	323	[1]	1,125	[1]
Loss on redemption of own debt	(161)	(145)		(324)
Rental income on operating lease assets and investment property	230	225		232
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss	17	(8)		(54)
Changes in fair value of other financial assets at fair value through profit or loss	(45)	5		2
Hedge ineffectiveness	(20)	25		24
Loss on disposal of amortised cost assets and liabilities	(15)	(15)		(18)
(Loss)/profit on disposal of fair value through other comprehensive income assets	(168)	117		96
(Loss)/profit on sale of property, plant and equipment (5)	(5)	(30)		13
Share of (losses)/profits of associated entities	(30)	216		(30)
Profit/(loss) on disposal of subsidiaries and associates		48		(16)
Other income	86	13		(18)
Other operating income	(111)	451	[1]	(93)	[1]
Non-interest income	3,314	2,894	[1]	£ 3,014	[1]
Loss on the purchase of freeholds for properties	44
Profit from insurance liabilities	92
UK mortgages portfolio
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Loss on acquisition of financial assets		(58)
Derivatives notional (£bn)		£ 3,000
Financial assets that have been reclassified from amortised cost to fair value at profit or loss
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Gain on reclassification of mortgages	£ 19

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.